COSTS OF SALES - Schedule of Costs of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COSTS OF SALES
Direct costs of sales	€ (23,894)	€ (22,624)	€ (19,814)
Indirect costs of sales	(13,664)	(13,388)	(11,102)
Total cost of sales	€ (37,558)	€ (36,012)	€ (30,916)